Organization and nature of business (Details)	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Farmmi Biotech | Investee Nine
Entity Incorporation, Date of Incorporation	Apr. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Agriculture products
Farmmi Supply Chain | Investee Ten
Entity Incorporation, Date of Incorporation	May 11, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Agriculture products
Farmmi Healthcare | Investee Eleven
Entity Incorporation, Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Medical health
Jiangxi Xiangbo | Investee Twelve
Entity Incorporation, Date of Incorporation	Jun. 18, 2021
Entity Incorporation, State Country Name	Jiangxi, China
Ownership		100.00%
Principal Activities	Holding company
Yudu Yada | Investee Thirteen
Entity Incorporation, Date of Incorporation	Nov. 10, 2010
Entity Incorporation, State Country Name	Jiangxi, China
Ownership		100.00%
Principal Activities	Forestry development
Guoning Zhonghao | Investee Fourteen
Entity Incorporation, Date of Incorporation	Jun. 15, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Agriculture exporting
Yitang Mediservice | Investee Fifteen
Entity Incorporation, Date of Incorporation	Sep. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Medical services
Yiting Meditech | Investee Sixteen
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Medical technology
Farmmi Eco Agri | Investee Seventeen
Entity Incorporation, Date of Incorporation	May 27, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Agriculture products
Farmmi Canada | Investee Eighteen
Entity Incorporation, Date of Incorporation	Jul. 13, 2022
Entity Incorporation, State Country Name	Canada
Ownership		100.00%
Principal Activities	Agriculture products
Ningbo Farmmi Trade | Investee Nineteen
Entity Incorporation, Date of Incorporation	Nov. 14, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Trading
FAMI | Investee One
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
Principal Activities	Holding company
SuppChains | Investee Two
Entity Incorporation, Date of Incorporation	Jul. 23, 2024
Entity Incorporation, State Country Name	USA
Ownership		75.00%
Principal Activities	Warehousing
Farmmi International | InvesteeThree
Entity Incorporation, Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
Ownership		100.00%
Principal Activities	Holding company
Farmmi Enterprise | Investee Four
Entity Incorporation, Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Holding company
Farmmi Health Development | Investee Five
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Holding company
Zhejiang Suyuan Agricultural | Investee Six
Entity Incorporation, Date of Incorporation	Jul. 25, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Holding company
Farmmi Food | Investee Seven
Entity Incorporation, Date of Incorporation	Dec. 26, 2017
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Agriculture products
Farmmi E-Commerce | Investee Eight
Entity Incorporation, Date of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
Ownership		100.00%
Principal Activities	Agriculture products
Farmmi USA | Investee Twenty
Entity Incorporation, Date of Incorporation	Apr. 20, 2023
Entity Incorporation, State Country Name	USA
Ownership		100.00%
Principal Activities	Agriculture products